Spectrum Fund	07/01/2013 to 06/30/2014

ICA File Number: 811-04998
Registrant Name: T. Rowe Price Spectrum Fund, Inc.
Reporting Period: 07/01/2013 - 06/30/2014

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2013 to 06/30/2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Spectrum Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2014

Spectrum Growth Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Spectrum Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Spectrum International Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT